Interest-bearing loans and borrowings - short term - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)
Disclosure of detailed information about borrowings [line items]
Borrowings	₨ 63,310	$ 760	₨ 71,629
Term loan from banks and financial institutions (secured)
Disclosure of detailed information about borrowings [line items]
Borrowings, plus adjustment to interest rate basis	0.28%	0.28%
Bottom of range [member] | Secured Working Capital Term Loan [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	6.75%	6.75%
Borrowings repayment term	30 days
Bottom of range [member] | Secured Acceptances [Member]
Disclosure of detailed information about borrowings [line items]
Acceptances Discount rates	6.95
Acceptences Maturity Term	3 months
Bottom of range [member] | Secured Buyers Suppliers Credit [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.90%	3.90%
Top of range [member] | Secured Working Capital Term Loan [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	10.75%	10.75%
Borrowings repayment term	365 days
Top of range [member] | Secured Acceptances [Member]
Disclosure of detailed information about borrowings [line items]
Acceptances Discount rates	11.52
Acceptences Maturity Term	12 months
Top of range [member] | Term loan from banks and financial institutions (secured)
Disclosure of detailed information about borrowings [line items]
Borrowings repayment term	12 months
Top of range [member] | Secured Buyers Suppliers Credit [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	6.08%	6.08%